UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):
[ ] is a restatement
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: INTECH Investment Management LLC
Address:  525 Okeechobee Blvd, Suite 1800
               West Palm Beach, FL  33401

Form 13F File Number:  28-4211

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: David R. Kowalski
Vice President

Phone: 303-333-3863

Signature, Place, and Date of Signing:


----------------------------------------------------------------------
Name: David R. Kowalski
Vice President

City / State: Denver, CO

Date:   August 8, 2011

Report Type (Check only one.):
[   ] 13F HOLDINGS REPORT.

[ X ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

No.         Form 13F File Number   Name

1            28-1343               Janus Capital Management LLC

2            28-01190              Frank Russell Company

3            28-12745              Nuveen Hyde Park Group LLC